GEOGRAPHIC AND RELATED INFORMATION (Segment Reporting Information, by Segment) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 47,429	$ 75,467	$ 174,575	$ 211,647	$ 257,359	$ 180,765	$ 133,792
Identifiable Assets	65,920		65,920		76,764
Restated [Member]
Revenues						180,765	133,792
Identifiable Assets					76,764	47,151	9,908
Bolivia [Member]
Revenues					27,486
Bolivia [Member] | Restated [Member]
Revenues						5,003	0
Identifiable Assets					826	180	0
Canada [Member]
Revenues					32,508
Canada [Member] | Restated [Member]
Revenues						15,230	0
Identifiable Assets					18,590	9,576	0
Colombia [Member]
Revenues					53,207
Colombia [Member] | Restated [Member]
Revenues						59,643	44,724
Identifiable Assets					4,477	4,560	4,117
Peru [Member]
Revenues					37,884
Peru [Member] | Restated [Member]
Revenues						25,871	59,629
Identifiable Assets					1,001	1,580	3,042
Brazil [Member]
Revenues					0
Brazil [Member] | Restated [Member]
Revenues						0	0
Identifiable Assets					12	0	0
New Guinea [Member]
Revenues					10,792
New Guinea [Member] | Restated [Member]
Revenues						38,419	23,155
Identifiable Assets					654	888	700
New Zealand [Member]
Revenues					5,930
New Zealand [Member] | Restated [Member]
Revenues						0	0
Identifiable Assets					232	0	0
Singapore [Member]
Revenues					0
Singapore [Member] | Restated [Member]
Revenues						0	3,900
Identifiable Assets					1,077	1,618	2,049
United States [Member]
Revenues					89,552	36,599	2,384
Identifiable Assets					49,895	28,749	0
North America [Member]
Revenues	32,545	34,066	85,934	110,140
Identifiable Assets	56,556		56,556		68,485
South America [Member]
Revenues	9,463	40,050	64,690	95,892
Identifiable Assets	6,888		6,888		6,316
Southeast Asia [Member]
Revenues	5,421	1,351	23,951	5,615
Identifiable Assets	$ 2,477		$ 2,477		$ 1,963